NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Henan Found [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	22.50%
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	20.00%
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	30.00%
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	1.00%
Henan Non-ferrous Geology Minerals Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei	17.50%
Dividends declared	$ 2,025	$ 8,995
Henan Xinxiangrong Mining Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei	5.00%
Dividends declared	$ 578	2,570
Henan Xinhui Mining Co. Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei	20.00%
Dividends declared	$ 656	$ 1,694